Accounts receivable (Tables)	9 Months Ended
Sep. 30, 2026
Receivables [Abstract]
Schedule of Accounts Receivable

	September 30, 2026	December 31, 2025
Customer trade receivables	$3,352	$2,675
Holdback receivable	2,141	5,811
Other receivables	817	2,032
Due from related parties (note 14)	203	274
Allowance for expected credit losses	(532)	(615)
	$5,981	$10,177